RELATED PARTY TRANSACTIONS (Details) - USD ($)							3 Months Ended	8 Months Ended
	Aug. 03, 2020	Jul. 30, 2020	Jul. 27, 2020	Jul. 14, 2020	May 22, 2020	May 13, 2020	Mar. 31, 2021	Dec. 31, 2020
Issuance of Class B common stock								$ 25,000
Fees incurred for services								250,000
Initial public offering cost						$ 600,000
Repayment of promissory note - related party	$ 550,000						$ 550,000	550,000
Debt conversion, original debt, amount							$ 1,500,000	$ 1,500,000
Conversion price							$ 1.00	$ 1.00
Over-Allotment Option
Issuance of Class B common stock (in shares)	27,000,000						27,000,000	27,000,000
Sponsor
Weighted average number of shares, common stock subject to repurchase or cancellation							6,750,000	6,750,000
Equity method investment, ownership percentage							20.00%	20.00%
Sponsor | Over-Allotment Option
Weighted average number of shares, common stock subject to repurchase or cancellation							6,750,000	6,750,000
Administrative Support Agreement
Management fee expense		$ 50,000
Fees incurred for services							$ 150,000
Class A Common Stock
Common Stock, Shares, Issued		21,656,223					0	21,656,223
Common stock, shares, outstanding		7,436,173					0	21,656,223
Share price							$ 12.00	$ 12.00
Class B Common Stock
Issuance of Class B common stock (in shares)					21,562,500
Issuance of Class B common stock					$ 25,000
Common stock dividends per share		$ 0.20	$ 0.50	$ 0.33
Effected common stock dividend share		1	1	1
Common Stock, Shares, Issued		51,750,000					51,750,000	51,750,000
Common stock, shares, outstanding		51,750,000					51,750,000	51,750,000